Capital Structure	12 Months Ended
Dec. 31, 2019
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

(a)  Common Stock

On February 3, 2017, the Company entered into an Equity Distribution Agreement with Maxim Group LLC, or “Maxim”, as sales agent, under which the Company would offer and sell, from time to time through Maxim up to $20,000 of its common shares. On June 27, 2017, the Company and Maxim mutually terminated the Equity Distribution Agreement. As of June 27, 2017, the Company has sold a total of 185,477 of its common shares for aggregate net proceeds of $2,597 in connection with this public at-the-market offering. Maxim has received aggregate compensation for such sales of $86 as of June 27, 2017.

On April 10, 2017, the Company issued 8,333 of its common shares to an unaffiliated third party for the provision of investor relations services.

On May 18, 2017, the Company was notified by NASDAQ Stock Market that it was no longer in compliance with NASDAQ Listing Rule 5550(a)(2) because the closing bid price of the Company’s common stock for 30 consecutive business days, from April 5, 2017 to May 17, 2017, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market. This notification had no effect on the listing of the Company’s common stock, and the applicable grace period to regain compliance was 180 days, expiring on November 14, 2017. The Company could cure this deficiency if the closing bid price of its common stock was $1.00 per share or higher for at least ten consecutive business days during the grace period. On September 5, 2017, the Company received a letter from The Nasdaq Stock Market confirming that it had regained compliance with the minimum bid price requirement.

On April 23, 2018, the Company received written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from March 8, 2018 to April 20, 2018, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). The Company cured the deficiency with a reverse stock split which became effective on March 20, 2019.

On March 20, 2019, the Company’s common stock began trading on a split-adjusted basis, following a February 26, 2019 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-fifteen. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share. As a result, 961 shares were cancelled in order not to issue fractional shares. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

On May 13, 2019, the Company completed a public offering of 4,200,000 Units, each unit consisting of (i) one common share, par value $0.0001 per share (a “Common Share”) or a pre-funded warrant to purchase one Common Share at an exercise price equal to $0.01 per common share (a “Pre-Funded Warrant”), (ii) one Class B Warrant to purchase one common share (a “Class B Warrant”) and (iii) one Class C Warrant to purchase one common share (a “Class C Warrant”), for $3.40 per unit. Under (i) above, the Company issued 2,765,000 common shares and 1,435,000 pre-funded warrants. All Pre-Funded Warrants have been exercised as of June 30, 2019 resulting in issuance of 1,435,000 Common Shares.  The offering was consummated in connection with the Company’s form F-1 originally filed with the SEC on October 20, 2017, which was further amended. The gross proceeds of the offering, before underwriting discounts and commissions and estimated offering expenses, were approximately $14,293. The net proceeds from the sale of common shares and warrants, after deducting underwriters’ fees and expenses, were approximately $12,647, which proceeds were used for general corporate purposes, including, among other things, prepaying debt.

On May 13, 2019, the Company sold 1,823,529 Units of the Company in a separate private placement to Jelco, or the Jelco Private Placement, each Unit consisting of (i) one Common Share, (ii) one Class B Warrant, and (iii) one Class C Warrant, for $3.40 per unit, to Jelco in exchange for, among other things, the waiver or forgiveness of certain payment obligations of the Company, pursuant to the Purchase Agreement (Note 4).

On July 15, 2019, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from May 31, 2019 to July 12, 2019, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until January 13, 2020 (Note 15). The Company could cure this deficiency if the closing bid price of its common stock was $1.00 per share or higher for at least ten consecutive business days during the grace period. During that time, the Company’s common stock would continue to be listed and trade on the Nasdaq Capital Market (Note 15).

(b)  Warrants

In December 2016, in connection with the public offering of December 13, 2016, the Company granted 11,500,000 class A warrants with an exercise price of $30.00 each. The class A warrants were approved for listing on the Nasdaq Capital Market and trade under the ticker symbol “SHIPW” beginning on December 8, 2016. The class A warrants are immediately exercisable and expire on December 13, 2021. If and only if an effective registration statement covering the issuance of the common shares under the class A warrants is not available, the class A warrants may be exercised, at the holder’s option, pursuant to the “cashless exercise” clause of the class A warrant agreement. Under the “cashless exercise”, the holder will receive a net number of common shares determined according to class A warrant agreement. The Company may call the class A warrants for cancellation upon ten trading days prior written notice commencing thirteen months after issuance, subject to certain conditions, including the volume weighted average price of the Company’s common shares exceeding $105.00 for a period of ten consecutive trading days.

On May 13, 2019, the Company sold a total of 6,023,529 Units in connection with the public offering and the Jelco Private Placement, with each Unit consisting of (i) one Common Share or Pre-Funded Warrant, (ii) one Class B Warrant and (iii) one Class C Warrant. Each Class B Warrant had an exercise price of $3.74 per share, which was adjusted to $1.00 on December 13, 2019 pursuant to the terms of the warrant agreement, is exercisable upon issuance and expires three years from issuance. The underwriters partially exercised an over-allotment option granted in connection with the offering and purchased an additional 630,000 Class B Warrants and 630,000 Class C Warrants.  In connection with the Offering, the Company issued the representative of the underwriters a warrant to purchase 210,000 Common Shares (Representative Warrant). Each Class C Warrant has an exercise price of $3.74 per share, is exercisable upon issuance, and expires six months from issuance. Beginning on June 14, 2019, each Class C Warrant was exercisable on a cashless basis under certain circumstances for a number of common shares calculated according to a formula based on the market price at the time of exercise. Each Representative Warrant had an exercise price of $4.25 per share, which was adjusted to $1.00 on December 13, 2019 pursuant to the terms of the warrant agreement, and is exercisable at any time between November 9, 2019 and May 9, 2022.

In connection to the public offering and private placement that took place on May 13, 2019, 6,653,529 Class C Warrants and 6,653,529 Class B Warrants were issued. As of December 31, 2019, 6,594,029 Class C Warrants have been exercised in a cashless exercise that resulted in the issuance of 18,067,631 common shares according to the terms of the Warrants’ Agreement. On November 13, 2019, all remaining unexercised Class C Warrants expired. No Class B Warrants and Representative Warrant have been exercised. As of December 31, 2019, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	766,666
Class B	6,653,529
Representative Warrant	210,000
Total	7,630,195

No expenses were recorded in connection with these warrants which are classified in equity.

The Class A Warrants and Class B Warrants are listed on the Nasdaq Capital Market under the symbols “SHIPW” and “SHIPZ”, respectively.